Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Federal and provincial statutory rate	26.50%	26.50%
Mine properties, plant and equipment [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian development expenditures and development costs which can be used to reduce taxable income of future years	$ 18,778	$ 18,670
Mine properties, plant and equipment [Member] | Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian development expenditures and development costs which can be used to reduce taxable income of future years	$ 1,754	$ 777